Derivative Instruments (Details 8) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Current credit risk of derivative receivables [Abstract]
Fair value related to derivative receivables	$ 1,340,506	$ 1,529,412
Fair value related to derivative payables	1,293,244	1,485,109
Netting adjustment offsetting receivables	(1,197,097)	(1,376,969)
Netting adjustment offsetting payables	(1,197,097)	(1,376,969)
Netting adjustment cash collateral received	(64,665)	(71,962)
Netting adjustment cash collateral paid	(34,785)	(38,921)
Carrying value of derivative trading assets	78,744	80,481
Carrying value of derivative trading liabilities	$ 61,362	$ 69,219